Exhibit 99.1

Vivint Solar Financing VII, LLC

Solar Asset Backed Notes, Series 2020-1

Sample Solar Asset Agreed-Upon Procedures

Report To:

Vivint Solar, Inc.

Vivint Solar Financing VII Parent, LLC

15 September 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Vivint Solar, Inc.

Vivint Solar Financing VII Parent, LLC

1800 West Ashton Boulevard

Lehi, Utah 84043

Re:	Vivint Solar Financing VII, LLC (the “Issuer”)

Solar Asset Backed Notes, Series 2020-1 (the “Notes”)

Sample Solar Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Vivint Solar, Inc. (the “Sponsor”), Vivint Solar Financing VII Parent, LLC (the “Depositor), Credit Suisse Securities (USA) LLC (“Credit Suisse”), Citigroup Global Markets Inc. (“Citigroup”) and BofA Securities, Inc. (“BofA Securities,” together with the Sponsor, Depositor, Credit Suisse and Citigroup, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of photovoltaic systems installed on residential properties and the related customer agreements (the ”Solar Assets”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.

Labeled “VSLR 2020-1 RA Data Tape (2020 02 15).xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain photovoltaic systems installed on residential properties and the related customer agreements (the “Preliminary Solar Assets”) as of 31 January 2020 (the “Preliminary Cut-Off Date”) that are expected to be representative of the Solar Assets,

ii.

Labeled “VSLR 2020-1 RA Data Tape (2020 02 15) with last payment date and corrected remaining term.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Preliminary Solar Assets as of the Preliminary Cut-Off Date and

iii.

Labeled “2020-1 Data Tape (2020 08 25) vFinal.xlsx” and the corresponding record layout and decode information, as applicable (the “Statistical Data File,” together with the Preliminary Data File and Data File, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain photovoltaic systems installed on residential properties and the related customer agreements (the “Statistical Solar Assets”) as of 25 August 2020 (the “Statistical Cut-Off Date”) that are expected to be representative of the Solar Assets,

b.	Imaged copies of:
i.	The residential solar system lease agreement, residential power purchase agreement, amendment and/or change order thereto or other related documents (collectively and as applicable, the ”Agreement”),
ii.	The interconnection notice or interconnection application (collectively and as applicable, the “Interconnection Notice”),
iii.	The PV designer report (the “PV Designer Report”),
iv.	The CAD report (the “CAD Report”) and
v.	The credit report (the “Credit Report,” together with the Agreement, Interconnection Notice, PV Designer Report and CAD Report, the “Source Documents”),

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Solar Asset (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Solar Assets, Statistical Solar Assets or Solar Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Solar Assets,
iii.	Whether the originator(s) of the Solar Assets complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 September 2020

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 300 Preliminary Solar Assets from the Preliminary Data File (the “Sample Solar Assets”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Solar Assets or the methodology they instructed us to use to select the Sample Solar Assets from the Preliminary Data File.

For the purpose of the procedures described in this report, the 300 Sample Solar Assets are referred to as Sample Solar Asset Numbers 1 through 300.

2.

For each photovoltaic system on the Preliminary Data File and Data File, we compared the AR (the “AR Number”), as shown on the Preliminary Data File, to the corresponding AR Number, as shown on the Data File, and noted that:

a.	All of the Preliminary Solar Assets were included on both the Preliminary Data File and Data File and
b.	No photovoltaic systems other than the Preliminary Solar Assets were included on the Preliminary Data File or Data File.

3.

For each Sample Solar Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

4.

For each photovoltaic system on the Data File and Statistical Data File, we compared the AR Number, as shown on the Data File, to the corresponding AR Number, as shown on the Statistical Data File, and noted that:

a.	454 of the Statistical Solar Assets included on the Statistical Data File were not included on the Data File,
b.	522 of the Preliminary Solar Assets included on the Data File were not included on the Statistical Data File (the “Removed Preliminary Solar Assets”) and
c.	Three of the Removed Preliminary Solar Assets were Sample Solar Assets (the “Removed Sample Solar Assets”).

The Removed Sample Solar Assets are Sample Solar Asset Numbers 33, 77 and 147.

Attachment A Page 2 of 2

5.

For the 297 Sample Solar Assets included on the Statistical Data File, we compared the Sample Characteristics (subject to the instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item), as shown on the Data File, to the corresponding information on the Statistical Data File. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us:

a.

For the purpose of comparing the 1st yr estimated generation (kWh) Sample Characteristic, to ignore differences +/- 5.0% or less (calculated as a percentage of the 1st yr estimated generation (kWh) value that is shown on the Data File),

b.	Not to compare the InService date and first payment date Sample Characteristics for each Not In Service Solar Asset (as defined in Exhibit 1 to Attachment A),
c.

For the purpose of comparing the panel manufacturer Sample Characteristic, to note agreement with a panel manufacturer value of “Hanwha,” as shown on Statistical Data File, if the corresponding panel manufacturer value, as shown on the Data File,, was “Jinko Solar,”

d.	Not to compare the seasoning (months) and remaining term (months) Sample Characteristics due to the passage of time between the Preliminary Cut-Off Date and Statistical Cut-Off Date and
e.	Not to compare the last payment date Sample Characteristic, which the Sponsor, on behalf of the Depositor, indicated was not included on the Statistical Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instruction(s) provided by the Sponsor, on behalf of the Depositor, described above.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)

AR Number	AR	Agreement	i.

State	STATE	Agreement or Interconnection Notice	ii.

Zip code	ZIP_CODE	Agreement or PV Designer Report	iii.

Contract type	CONTRACT_TYPE	Agreement	iv.

Original term (months)	CONTRACT_TERM	Agreement

Year 1 monthly payment (lease)	INITIAL_MONTHLY_LEASE_PAYMENT	(a) Agreement or (b) Agreement, PV Designer Report and recalculation	v., vi.

Annual escalator	ESCALATOR	Agreement

Year 1 lease production guarantee	<Production Guarantee> 1	Agreement	v., vii.

Year 1 lease rate guarantee	CONTRACT_RATE	Agreement	v.

1st yr estimated generation (kWh)	EST_YR1_GEN	PV Designer Report	viii.

InService date	PTO_DATE	Interconnection Notice	ix., x.

System size actual (kW)	SYSTEM_SIZE	(a) CAD Report or (b) CAD Report and recalculation	xi.

Electric utility company	UTILITY	Interconnection Notice	iv., ix., xii.

Panel manufacturer	PANEL_MANU	PV Designer Report or CAD Report	iv., xiii.

Inverter manufacturer	INVERTER_MANU	PV Designer Report	iv.

FICO score	FICO	Credit Report

First payment date	FIRST_PAY_MONTH	Recalculation	ix., xiv.

Last payment date	Final Payment Date	Agreement and recalculation	ix., xv.

Seasoning (months)	SEASONING	Recalculation	ix., xvi.

Remaining term (months)	REMAINING_TERM	Agreement and recalculation	ix., xvii.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the state Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset Numbers 66, 102, 108, 203, 212, 236, 240 and 247), the Sponsor, on behalf of the Depositor, instructed us to use the Agreement as the Source Document.

For the purpose of comparing the state Sample Characteristic for Sample Solar Asset Numbers 66, 102, 108, 203, 212, 236, 240 and 247, the Sponsor, on behalf of the Depositor, instructed us to use the Interconnection Notice as the Source Document.

iii.

For the purpose of comparing the zip code Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset Numbers 41, 66, 108, 203, 207, 212, 229, 236, 240 and 247), the Sponsor, on behalf of the Depositor, instructed us to use the Agreement as the Source Document, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of comparing the zip code Sample Characteristic for Sample Solar Asset Numbers 41, 66, 108, 203, 207, 212, 229, 236, 240 and 247, the Sponsor, on behalf of the Depositor, instructed us to use the PV Designer Report as the Source Document, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to compare the zip code, as shown on the Data File, to the last four digits of the zip code, as shown in the applicable Source Document, for Sample Solar Assets that have:

a.	A four digit zip code, as shown on the Data File, and
b.	A zip code value beginning with “0,” as shown in the applicable Source Document.

iv.

For the purpose of comparing the indicated Sample Characteristics for each Sample Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

v.

The Sponsor, on behalf of the Depositor, instructed us not to compare the indicated Sample Characteristics for Sample Solar Assets with a contract type of “PPA,” as shown on the Data File (each, a “Sample PPA Solar Asset”).

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the year 1 monthly payment (lease) Sample Characteristic for each Sample Solar Asset with a contract type value of “LEASE,” as shown on the Data File (each, a “Sample Lease Solar Asset”) (except for Sample Solar Asset Numbers 107, 113, 114, 115, 124, 125, 126, 127, 181, 185, 209, 215, 226, 235 and 238), the Sponsor, on behalf of the Depositor, instructed us to use the Agreement as the Source Document, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of comparing the year 1 monthly payment (lease) Sample Characteristic for Sample Solar Asset Numbers 107, 113, 114, 115, 124, 125, 126, 127, 181, 185, 209, 215, 226, 235 and 238, the Sponsor, on behalf of the Depositor, instructed us to recalculate the year 1 monthly payment (lease) by:

a.	Multiplying the:
(1)	Year 1 lease rate guarantee, as shown in the Agreement,

by

(2)	1st yr estimated generation (kWh), as shown in the PV Designer Report,
b.	Dividing the result obtained above by 12 and
c.	Rounding the result obtained above to the second decimal place ($XX.XX),

subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

vii.

For the purpose of comparing the year 1 lease production guarantee Sample Characteristic for each Sample Lease Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 5.0% or less (calculated as a percentage of the year 1 lease production guarantee value that is shown on the Data File).

viii.

For the purpose of comparing the 1st yr estimated generation (kWh) Sample Characteristic for each Sample Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 5.0% or less (calculated as a percentage of the 1st yr estimated generation (kWh) value that is shown on the Data File).

Exhibit 1 to Attachment A

Notes: (continued)

ix.

The Sponsor, on behalf of the Depositor, instructed us not to compare the indicated Sample Characteristics for Sample Solar Assets with an InService date value of “1/0/1900,” as shown on the Data File (each, a “Not In Service Solar Asset”).

x.

For the purpose of comparing the InService date Sample Characteristic for each Sample Solar Asset (except for the Not In Service Solar Assets), the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the Interconnection Notice as the Source Document and
b.	Ignore differences of +/- 15 days or less.

xi.

For the purpose of comparing the system size actual (kW) Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset Number 20), the Sponsor, on behalf of the Depositor, instructed us to use the CAD Report as the Source Document.

For the purpose of comparing the system size actual (kW) Sample Characteristic for Sample Solar Asset Number 20, the Sponsor, on behalf of the Depositor, instructed us to recalculate the system size actual (kW) by:

a.	Multiplying the module wattage amount by the quantity, both as shown in the CAD Report, and
b.	Dividing the result obtained above by 1,000.

xii.

For the purpose of comparing the electric utility company Sample Characteristic for each Sample Solar Asset (except for the Not In Service Solar Assets), the Sponsor, on behalf of the Depositor, instructed us to note agreement with an electric utility company value of “WMECO,” “CLP” or “NSTAR,” as shown on the Data File, if the corresponding electric utility company value is “Eversource,” as shown in the Interconnection Notice (and in accordance with any other applicable note(s)).

xiii.

For the purpose of comparing the panel manufacturer Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset Numbers 33 and 209), the Sponsor, on behalf of the Depositor, instructed us to use the PV Designer Report as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the panel manufacturer Sample Characteristic for Sample Solar Asset Numbers 33 and 209, the Sponsor, on behalf of the Depositor, instructed us to use the CAD Report as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

xiv.

For the purpose of comparing the first payment date Sample Characteristic for each Sample Solar Asset (except for the Not In Service Solar Assets), the Sponsor, on behalf of the Depositor, instructed us to recalculate the first payment date as the first day of the month following the result of adding:

a.	One month

to

b.	The last day of the month of the InService date, as shown on the Data File.

xv.

For the purpose of comparing the last payment date Sample Characteristic for each Sample Solar Asset (except for the Not In Service Solar Assets), the Sponsor, on behalf of the Depositor, instructed us to recalculate the last payment date by adding the:

a.	Number of months resulting from subtracting:
(1)	One from the
(2)	Original term (months), as shown in the Agreement,

to

b.	First payment date, as shown on the Data File.

xvi.

For the purpose of comparing the seasoning (months) Sample Characteristic for each Sample Solar Asset (except for the Not In Service Solar Assets), the Sponsor, on behalf of the Depositor, instructed us to recalculate the seasoning (months) by:

a.	Calculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the:
(1)	First payment date, as shown on the Data File, and
(2)	Statistical Cut-Off Date,
b.	Dividing the result obtained above by 30,
c.	Adding two to the result obtained above and
d.	Rounding the result obtained above to the nearest integer.

xvii.

For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Solar Asset (except for the Not In Service Solar Assets), the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by subtracting the:

a.	Seasoning (months), as shown on the Data File, from
b.	Original term (months), as shown in the Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Solar Asset Number	Sample Characteristic	Data File Value	Source Document Value

45	Year 1 monthly payment (lease)	$94.79	$100.74

115	Year 1 lease production guarantee	12,281.45 kWh	12,927.80 kWh

228	Year 1 lease production guarantee	8,961.09 kWh	<unable to determine>
	Year 1 lease rate guarantee	$0.110	<unable to determine>

235	Year 1 lease production guarantee	14,553.06 kWh	<unable to determine>

254	InService date	12/6/2018	10/26/2018

272	InService date	3/5/2019	10/29/2018

273	InService date	6/15/2019	5/29/2019

275	InService date	3/13/2019	1/5/2019

Exhibit 3 to Attachment A

Sample Characteristic Differences

Between the Data File and Statistical Data File

Sample Solar Asset Number	Sample Characteristic	Data File Value	Statistical Data File Value

15	System size actual (kW)	3	3.1

20	System size actual (kW)	6.82	6.93

167	FICO score	762	772